Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2018
NONCONTROLLING INTEREST [Abstract]
Noncontrolling interest in consolidated balance sheets

	As of December 31,
	2017	2018
Sogou	$623,785	$686,503
Changyou	442,818	277,608

Total	$1,066,603	$964,111

Noncontrolling interest in consolidated statements of comprehensive income /(loss)

	Year Ended December 31,
	2016	2017	2018
Sogou	$61,403	$77,025	$65,586
Changyou	47,645	7,603	27,137
Other	0	(105)	0

Total	$109,048	$84,523	$92,723